Stockholders' Equity	6 Months Ended
Jun. 30, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

7.Stockholders’ Equity

On May 30, 2014, at the annual general meeting of shareholders, the shareholders approved the amendment of the Company’s Memorandum of Association in order to increase the authorized share capital from US$100,000 consisting of 85 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each, to US$200,000, consisting of 185 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each.

From January 1, 2014 up to January 17, 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,124 under a distribution agency agreement entered into, in August 2013. This agreement provides for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices.

On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share, for net proceeds of $81,952.

On April 29, 2014, the Company completed an offering of 11,000,000 common shares, at a price of $7.30 per share, for net proceeds of $76,419. On May 22, 2014, the underwriters exercised their option to purchase 1,650,000 additional shares at the same price for net proceeds of $11,503.

On January 30, 2014, the Company paid dividends of $0.50 per share, on its 8.00% Series B Preferred Shares and $0.73958 per share, on its 8.875% Series C Preferred Shares, $2,477 in total. On April 30, 2014 the Company paid a dividend of $0.50 per share on its 8.00% Series B Preferred shares and a dividend of $0.55469 per share on its 8.875% Series C Preferred Shares, $2,109 in total.

On March 17, 2014, the Company declared a dividend of $0.05 per share on common shares outstanding, representing an amount of $4,152 payable in total, which was paid on May 22, 2014 to shareholders of record as of May 19, 2014. On May 16, 2014, the Company declared a dividend of $0.05 per share on common shares outstanding, representing an amount of $4,231 payable in total, which was paid on August 14, 2014 to shareholders of record as of August 11, 2014.

During the six-month period ended June 30, 2013, the Company declared dividends on its common shares totaling $5,644 in aggregate, of which $2,822 was paid on June 5, 2013 and $2,822 was paid on September 12, 2013 to shareholders of record as of September 9, 2013.